Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 10, 2017
Registrant Name	Hartford Funds Exchange-Traded Trust
Central Index Key	0001501825
Amendment Flag	false
Document Creation Date	Mar. 10, 2017
Document Effective Date	Mar. 17, 2017
Prospectus Date	Mar. 17, 2017
Hartford Corporate Bond ETF | Hartford Corporate Bond ETF
Risk/Return:
Trading Symbol	HCOR
Hartford Quality Bond ETF | Hartford Quality Bond ETF
Risk/Return:
Trading Symbol	HQBD